INCOME AND SOCIAL CONTRIBUTION TAXES - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (4,275,899)	R$ (2,975,411)	R$ (1,752,855)
2021
DEFERRED TAXES AND TAXES RECOVERABLE
Total	2,080,481
2022
DEFERRED TAXES AND TAXES RECOVERABLE
Total	709,170
2023
DEFERRED TAXES AND TAXES RECOVERABLE
Total	505,837
2024
DEFERRED TAXES AND TAXES RECOVERABLE
Total	387,849
2025
DEFERRED TAXES AND TAXES RECOVERABLE
Total	32,811
2026 onwards
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (7,992,047)